Mineral Stream Interests - Schedule of Mineral Stream Interests (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Mineral Stream Interests [line items]
Buy back option percentage exercised	33.00%
Gold interests [member] | Other gold interests [member] | Cangreios [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest				$ 3,000
Gold interests [member] | Other gold interests [member] | Marmato [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest		$ 37,000
Gold interests [member] | Other gold interests [member] | Fenix [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest			$ 125,000
Gold interests [member] | Other gold interests [member] | Kudz Ze Kayah [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest				1,000
Gold interests [member] | Other gold interests [member] | Kurmuk [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest				131,000
Gold interests [member] | Other gold interests [member] | El Domo [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest				32
Gold interests [member] | Other gold interests [member] | Kone [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest		156,000	469,000
Gold interests [member] | Other gold interests [member] | Hemlo [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest			300,000
Gold interests [member] | Other gold interests [member] | Spring Valley [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest		50,000	50,000
Gold interests [member] | Other gold interests [member] | Santo Domingo [Member]
Disclosure Of Mineral Stream Interests [line items]
Repayments Of Other Than Through Business Combinations Mineral Stream Interests		30,000
Gold interests [member] | Other gold interests [member] | Jervois [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest		6,000
Silver interests [member] | Other silver interests [member] | Mineral Park [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest				40,000
Silver interests [member] | Other silver interests [member] | Marmato [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest		3,000
Silver interests [member] | Other silver interests [member] | Kudz Ze Kayah [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest				1,000
Silver interests [member] | Other silver interests [member] | El Domo [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest				$ 12,000
Silver interests [member] | Other silver interests [member] | Jervois [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest		10,000
Accumulated impairment [member] | Gold interests [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Cumulative impairment charges		120,000	120,000
Accumulated impairment [member] | Silver interests [member] | El Alto [Member]
Disclosure Of Mineral Stream Interests [line items]
Cumulative impairment charges		338,000	338,000
Accumulated impairment [member] | Cobalt Interests [member] | Voisey's Bay [member]
Disclosure Of Mineral Stream Interests [line items]
Cumulative impairment charges		$ 109,000	$ 109,000